T. ROWE PRICE Spectrum Conservative Allocation Fund
August 31, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES 1.3%
522 Funding
Series 2019-5A, Class AR, CLO, FRN
3M TSFR + 1.33%, 3.658%, 4/15/35 (1) 770,000 751
522 Funding
Series 2019-5A, Class BR, CLO, FRN
3M TSFR + 1.85%, 4.178%, 4/15/35 (1) 440,000 417
AGL
Series 2021-14A, Class A, CLO, FRN
3M USD LIBOR + 1.15%, 3.882%, 12/2/34 (1) 470,000 459
AGL
Series 2022-17A, Class A, CLO, FRN
3M TSFR + 1.33%, 3.803%, 1/21/35 (1) 590,000 576
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D
1.49%, 9/18/26  445,000 418
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  330,000 308
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 250,000 228
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/5/49 (1) 1,267,200 1,217
Benefit Street Partners XI
Series 2017-11A, Class A2R, CLO, FRN
3M USD LIBOR + 1.50%, 4.012%, 4/15/29 (1) 280,000 273
Benefit Street Partners XX
Series 2020-20A, Class AR, CLO, FRN
3M USD LIBOR + 1.17%, 3.682%, 7/15/34 (1) 400,000 390
Carlyle U.S.
Series 2019-4A, Class A11R, CLO, FRN
3M TSFR + 1.32%, 3.648%, 4/15/35 (1) 770,000 751
Carmax Auto Owner Trust
Series 2020-1, Class D
2.64%, 7/15/26  735,000 710
Carmax Auto Owner Trust
Series 2021-1, Class D
1.28%, 7/15/27  1,050,000 959
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  260,000 240
Cedar Funding VIII
Series 2017-8A, Class A1R, CLO, FRN
3M USD LIBOR + 1.15%, 3.89%, 10/17/34 (1) 435,000 424
T. ROWE PRICE Spectrum Conservative Allocation Fund

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CIFC Funding
Series 2020-3A, Class A1R, CLO, FRN
3M USD LIBOR + 1.13%, 3.84%, 10/20/34 (1) 555,000 542
CIFC Funding
Series 2021-3A, Class A, CLO, FRN
3M USD LIBOR + 1.14%, 3.652%, 7/15/36 (1) 505,000 494
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 275,025 261
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 259,700 234
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M USD LIBOR + 1.10%, 3.84%, 7/17/34 (1) 490,000 479
Exeter Automobile Receivables Trust
Series 2022-2A, Class C
3.85%, 7/17/28  800,000 775
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  505,000 504
GMF Floorplan Owner Revolving Trust
Series 2020-2, Class C
1.31%, 10/15/25 (1) 240,000 230
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 529,375 511
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 237,600 198
HPEFS Equipment Trust
Series 2022-1A, Class C
1.96%, 5/21/29 (1) 305,000 287
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29 (1) 330,000 307
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 570,240 516
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 3.618%, 10/15/32 (1) 435,000 426
Morgan Stanley Eaton Vance
Series 2021-1A, Class B, CLO, FRN
3M USD LIBOR + 1.65%, 4.433%, 10/20/34 (1) 375,000 359
Navient Private Education Loan Trust
Series 2018-BA, Class A2A
3.61%, 12/15/59 (1) 240,435 236

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2
2.60%, 8/15/68 (1) 330,981 313
Navient Private Education Refi Loan Trust
Series 2020-BA, Class A2
2.12%, 1/15/69 (1) 228,071 213
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 450,000 381
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69 (1) 160,720 148
Navient Private Education Refi Loan Trust
Series 2022-A, Class A
2.23%, 7/15/70 (1) 924,943 843
Neuberger Berman Loan Advisers
Series 2018-29A, Class A1, CLO, FRN
3M USD LIBOR + 1.13%, 3.868%, 10/19/31 (1) 470,000 464
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M USD LIBOR + 0.99%, 3.728%, 1/20/32 (1) 1,190,000 1,168
Neuberger Berman Loan Advisers
Series 2021-43A, Class A, CLO, FRN
3M USD LIBOR + 1.13%, 3.87%, 7/17/35 (1) 370,000 363
OCP
Series 2014-7A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.12%, 3.83%, 7/20/29 (1) 794,654 787
OCP
Series 2014-7A, Class A2RR, CLO, FRN
3M USD LIBOR + 1.65%, 4.36%, 7/20/29 (1) 475,000 467
Octagon Investment Partners
Series 2016-1A, Class AR, CLO, FRN
3M USD LIBOR + 1.18%, 3.963%, 1/24/33 (1) 825,000 809
OZLM VII
Series 2014-7RA, Class A1R, CLO, FRN
3M USD LIBOR + 1.01%, 3.75%, 7/17/29 (1) 487,012 483
Palmer Square
Series 2022-1A, Class A, CLO, FRN
3M TSFR + 1.32%, 1.786%, 4/20/35 (1) 445,000 433
Planet Fitness Master Issuer
Series 2022-1A, Class A2I
3.251%, 12/5/51 (1) 518,700 466
Regatta XIX Funding
Series 2022-1A, Class B, CLO, FRN
3M TSFR + 1.85%, 2.929%, 4/20/35 (1) 395,000 374
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31 (1) 164,067 159

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Santander Drive Auto Receivables Trust
Series 2021-3, Class D
1.33%, 9/15/27  285,000 270
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  285,000 265
Santander Drive Auto Receivables Trust
Series 2022-3, Class C
4.49%, 8/15/29  460,000 454
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  385,000 383
Santander Retail Auto Lease Trust
Series 2019-B, Class D
3.31%, 6/20/24 (1) 340,894 341
Santander Retail Auto Lease Trust
Series 2021-A, Class D
1.38%, 3/22/27 (1) 590,000 550
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 524,558 440
SMB Private Education Loan Trust
Series 2016-A, Class A2A
2.70%, 5/15/31 (1) 42,723 42
SMB Private Education Loan Trust
Series 2016-B, Class A2A
2.43%, 2/17/32 (1) 113,657 110
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (1) 401,799 392
SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (1) 319,026 310
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53 (1) 393,022 349
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 490,000 442
Symphony XXXI
Series 2022-31A, Class B, CLO, FRN
3M TSFR + 1.85%, 2.155%, 4/22/35 (1) 380,000 360
Wellfleet
Series 2017-2A, Class A1R, CLO, FRN
3M USD LIBOR + 1.06%, 3.77%, 10/20/29 (1) 521,168 517
Total Asset-Backed Securities (Cost $28,890) 27,576

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BOND MUTUAL FUNDS 26.5%
T. Rowe Price Dynamic Global Bond Fund - I Class, 5.02% (2)(3) 13,945,146 137,360
T. Rowe Price Inflation Protected Bond Fund - I Class, 16.00% (2)
(3) 635 8
T. Rowe Price Institutional Emerging Markets Bond Fund,
6.48% (2)(3) 17,681,773 110,688
T. Rowe Price Institutional Floating Rate Fund - Institutional Class,
5.89% (2)(3) 6,935,864 64,781
T. Rowe Price Institutional High Yield Fund - Institutional Class,
7.44% (2)(3) 12,979,346 97,994
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
2.44% (2)(3) 14,172,362 126,559
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 14.81% (2)(3) 15,092 78
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class,
3.32% (2)(3) 4,699,715 41,592
Total Bond Mutual Funds (Cost $647,829) 579,060
COMMON STOCKS 32.2%
COMMUNICATION SERVICES 2.6%
Diversified Telecommunication Services 0.2%
KT (KRW)  21,178 587
Nippon Telegraph & Telephone (JPY)  126,600 3,431
4,018
Entertainment 0.3%
Cinemark Holdings (4) 9,807 138
Netflix (4) 4,752 1,062
Sea, ADR (4) 24,821 1,539
Spotify Technology (4) 4,399 476
Walt Disney (4) 33,146 3,715
6,930
Interactive Media & Services 1.9%
Alphabet, Class A (4) 19,080 2,065
Alphabet, Class C (4)(5) 273,829 29,889
Bumble, Class A (4) 8,200 205
Meta Platforms, Class A (4) 42,038 6,849
NAVER (KRW)  3,439 610
Tencent Holdings (HKD)  32,790 1,355
Vimeo (4) 13,807 82
Z Holdings (JPY)  185,500 545
41,600

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Media 0.1%
Cable One  588 668
Comcast, Class A  10,013 362
CyberAgent (JPY)  89,600 874
Stroeer (EUR)  8,047 342
WPP (GBP)  125,197 1,078
3,324
Wireless Telecommunication Services 0.1%
SoftBank Group (JPY)  12,600 499
T-Mobile U.S. (4) 7,555 1,088
Vodafone Group, ADR  94,004 1,261
2,848
Total Communication Services 58,720
CONSUMER DISCRETIONARY 4.0%
Auto Components 0.2%
Autoliv, SDR (SEK)  9,515 738
Denso (JPY)  13,400 731
Gentherm (4) 3,684 221
Magna International  23,576 1,361
Stanley Electric (JPY)  25,200 465
Sumitomo Rubber Industries (JPY)  27,400 235
3,751
Automobiles 0.7%
Honda Motor (JPY)  16,700 445
Rivian Automotive, Class A (4) 22,870 748
Suzuki Motor (JPY)  21,400 748
Tesla (4) 41,455 11,425
Toyota Motor (JPY)  170,400 2,550
15,916
Diversified Consumer Services 0.1%
Bright Horizons Family Solutions (4) 5,637 385
Clear Secure, Class A (4) 18,325 420
Duolingo (4) 3,876 364
Rover Group, Acquisition Date: 8/2/21, Cost $— (4)(6) 6,383 —
1,169
Hotels, Restaurants & Leisure 0.6%
BJ's Restaurants (4) 9,571 240
Booking Holdings (4) 666 1,249
Chipotle Mexican Grill (4) 1,386 2,213
Chuy's Holdings (4) 8,808 197
Compass Group (GBP)  75,643 1,627
Dutch Bros, Class A (4) 2,019 74

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Fiesta Restaurant Group (4) 18,700 125
Hilton Worldwide Holdings  5,727 730
Marriott International, Class A  5,133 789
Marriott Vacations Worldwide  1,341 191
McDonald's  11,436 2,885
Papa John's International  8,626 697
Red Robin Gourmet Burgers (4) 4,220 31
Red Rock Resorts, Class A  2,783 106
Ruth's Hospitality Group  8,898 162
Yum! Brands  17,336 1,929
13,245
Household Durables 0.2%
Cavco Industries (4) 948 222
Panasonic Holdings (JPY)  109,600 889
Persimmon (GBP)  36,340 622
Skyline Champion (4) 7,565 429
Sony Group (JPY)  17,700 1,407
3,569
Internet & Direct Marketing Retail 1.2%
Alibaba Group Holding, ADR (4) 2,407 230
Amazon.com (4)(5) 192,318 24,380
ASOS (GBP) (4) 26,746 215
Big Sky Growth Partners (4) 9,637 94
DoorDash, Class A (4) 8,473 508
Farfetch, Class A (4) 20,909 210
Rent the Runway, Class A (4) 3,284 15
THG (GBP) (4) 30,372 19
Xometry, Class A (4) 5,945 291
Zalando (EUR) (4) 19,845 459
26,421
Multiline Retail 0.3%
Dollar General  17,470 4,148
Next (GBP)  12,361 832
Ollie's Bargain Outlet Holdings (4) 12,867 712
5,692
Specialty Retail 0.4%
Burlington Stores (4) 4,456 625
Carvana (4) 17,064 563
Five Below (4) 1,257 161
Floor & Decor Holdings, Class A (4) 1,100 89
Kingfisher (GBP)  417,596 1,122
KKR Acquisition Holdings I (4) 14,993 148
Monro  9,128 423
RH (4) 611 156

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ross Stores  29,816 2,572
TJX  25,847 1,611
Warby Parker, Class A (4) 17,552 221
7,691
Textiles, Apparel & Luxury Goods 0.3%
Dr. Martens (GBP)  119,362 325
EssilorLuxottica (EUR)  7,174 1,068
Kering (EUR)  1,857 932
Lululemon Athletica (4) 4,779 1,434
Moncler (EUR)  18,605 828
NIKE, Class B  15,822 1,684
Samsonite International (HKD) (4) 203,100 496
Skechers USA, Class A (4) 10,231 387
7,154
Total Consumer Discretionary 84,608
CONSUMER STAPLES 1.9%
Beverages 0.4%
Boston Beer, Class A (4) 2,106 710
Coca-Cola  16,530 1,020
Coca-Cola Consolidated  403 191
Diageo (GBP)  36,284 1,576
Keurig Dr Pepper  95,732 3,649
Kirin Holdings (JPY)  39,700 654
Monster Beverage (4) 12,349 1,097
8,897
Food & Staples Retailing 0.3%
Seven & i Holdings (JPY) (7) 37,700 1,498
Walmart  30,329 4,020
Welcia Holdings (JPY) (7) 15,400 322
5,840
Food Products 0.6%
Barry Callebaut (CHF)  399 817
Cal-Maine Foods  4,743 254
Mondelez International, Class A  40,760 2,522
Nestle (CHF)  50,906 5,957
Nomad Foods (4) 15,427 273
Post Holdings (4) 4,718 419
Post Holdings Partnering (4) 6,329 62
TreeHouse Foods (4) 3,460 161
Utz Brands  17,052 284
Wilmar International (SGD)  475,000 1,371
12,120

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Household Products 0.1%
Procter & Gamble  21,216 2,927
2,927
Personal Products 0.2%
BellRing Brands (4) 18,207 431
Haleon, ADR (4) 34,171 204
L'Oreal (EUR)  4,761 1,635
Pola Orbis Holdings (JPY)  9,600 106
Unilever (GBP)  62,779 2,848
5,224
Tobacco 0.3%
Philip Morris International  68,423 6,534
6,534
Total Consumer Staples 41,542
ENERGY 1.2%
Energy Equipment & Services 0.1%
Cactus, Class A  4,495 180
Liberty Energy (4) 25,741 386
NexTier Oilfield Solutions (4) 40,356 378
Worley (AUD)  113,064 1,107
2,051
Oil, Gas & Consumable Fuels 1.1%
Devon Energy  9,393 663
Diamondback Energy  4,703 627
Equinor (NOK)  81,154 3,150
Exxon Mobil  56,226 5,375
Magnolia Oil & Gas, Class A  30,968 739
Shell, ADR  21,774 1,154
TC Energy  32,719 1,577
TotalEnergies (EUR)  153,335 7,763
TotalEnergies, ADR  142 7
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $9 (4)(6)(8) 3 44
Venture Global LNG, Series C, Acquisition Date: 5/25/17 - 3/8/18,
Cost $134 (4)(6)(8) 37 547
Williams  45,290 1,541
Woodside Energy Group (GBP) (4) 8,876 205
23,392
Total Energy 25,443
FINANCIALS 4.2%
Banks 1.6%
Australia & New Zealand Banking Group (AUD)  55,312 855

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Bank of America  193,348 6,498
BankUnited  12,648 469
BNP Paribas (EUR)  20,145 936
Cadence Bank  13,195 336
Close Brothers Group (GBP)  18,984 225
CRB Group, Acquisition Date: 4/14/22, Cost $21 (4)(6)(8) 199 21
CrossFirst Bankshares (4) 10,897 144
DBS Group Holdings (SGD)  33,567 782
Dime Community Bancshares  9,315 291
DNB Bank (NOK)  100,714 1,915
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19, Cost $24 (4)(6)(8) 2,412 43
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $12 (4)(6)(8) 1,185 21
Dogwood State Bank, Warrants, 5/6/24, Acquisition Date: 5/6/19,
Cost $— (4)(6)(8) 360 3
East West Bancorp  5,816 420
Equity Bancshares, Class A  5,688 178
Erste Group Bank (EUR)  15,743 354
FB Financial  8,971 355
First Bancshares  6,656 199
Five Star Bancorp  5,843 149
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $41 (4)(6)(8) 4,129 16
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (4)(6)(8) 803 1
Heritage Commerce  22,668 256
Home BancShares  12,994 306
ING Groep (EUR)  184,100 1,614
Intesa Sanpaolo (EUR)  270,939 466
JPMorgan Chase  6,474 736
Live Oak Bancshares  9,279 336
Lloyds Banking Group (GBP)  1,736,852 880
Mitsubishi UFJ Financial Group (JPY) (7) 164,700 854
National Bank of Canada (CAD)  26,637 1,762
Origin Bancorp  7,143 292
Pacific Premier Bancorp  9,627 315
Pinnacle Financial Partners  5,512 445
Popular  3,109 240
Professional Holding, Class A (4) 2,842 79
Sandy Spring Bancorp  6,068 234
Signature Bank  2,966 517
SouthState  4,864 380
Standard Chartered (GBP)  78,965 547
Sumitomo Mitsui Trust Holdings (JPY)  19,589 609
Svenska Handelsbanken, Class A (SEK) (7) 126,691 1,038

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Texas Capital Bancshares (4) 3,087 182
United Overseas Bank (SGD)  70,800 1,381
Veritex Holdings  7,787 234
Wells Fargo  149,757 6,546
Western Alliance Bancorp  8,909 683
35,143
Capital Markets 0.5%
Bluescape Opportunities Acquisition (4) 13,492 135
Bridgepoint Group (GBP)  106,886 311
Cboe Global Markets  3,694 436
Charles Schwab  33,941 2,408
Goldman Sachs Group  8,018 2,667
Julius Baer Group (CHF)  20,723 1,001
Macquarie Group (AUD)  7,876 943
MSCI  772 347
P10, Class A  16,204 202
S&P Global  4,172 1,469
StepStone Group, Class A  10,640 290
TMX Group (CAD)  2,439 245
XP, Class A (4) 22,744 438
10,892
Consumer Finance 0.0%
Encore Capital Group (4) 4,099 224
PRA Group (4) 7,795 288
512
Diversified Financial Services 0.2%
Apollo Global Management  6,139 341
Challenger (AUD)  91,090 393
Conyers Park III Acquisition (4) 9,327 96
Element Fleet Management (CAD)  119,423 1,504
Housing Development Finance (INR)  31,685 959
Mitsubishi HC Capital (JPY)  102,500 497
3,790
Insurance 1.8%
AIA Group (HKD)  56,200 541
American International Group  38,105 1,972
Assurant  4,311 683
AXA (EUR)  102,715 2,419
Axis Capital Holdings  10,246 545
Chubb  36,060 6,817
Definity Financial (CAD)  9,034 256
Direct Line Insurance Group (GBP)  178,843 426
Hanover Insurance Group  3,363 435
Hartford Financial Services Group  14,232 915

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Kemper  4,991 230
Manulife Financial (CAD)  52,560 909
Marsh & McLennan  6,623 1,069
MetLife  33,871 2,179
Munich Re (EUR)  10,130 2,420
PICC Property & Casualty, Class H (HKD)  900,000 973
Ping An Insurance Group, Class H (HKD)  65,500 385
Progressive  31,410 3,852
Sampo, Class A (EUR)  37,964 1,718
Selective Insurance Group  9,410 747
Storebrand (NOK)  137,841 1,103
Sun Life Financial (CAD)  39,286 1,731
Tokio Marine Holdings (JPY)  29,800 1,652
Travelers  24,993 4,040
Zurich Insurance Group (CHF)  4,130 1,833
39,850
Thrifts & Mortgage Finance 0.1%
Blue Foundry Bancorp (4) 5,997 68
Capitol Federal Financial  14,585 132
Essent Group  6,370 255
Kearny Financial  12,038 137
PennyMac Financial Services  11,051 587
1,179
Total Financials 91,366
HEALTH CARE 5.5%
Biotechnology 0.5%
AbbVie  26,112 3,511
Abcam, ADR (4) 12,797 191
Agios Pharmaceuticals (4) 3,800 97
Apellis Pharmaceuticals (4) 8,840 535
Argenx, ADR (4) 2,628 993
Ascendis Pharma, ADR (4) 4,387 393
Avidity Biosciences (4) 5,197 102
Blueprint Medicines (4) 5,125 375
Cerevel Therapeutics Holdings (4) 4,852 141
CRISPR Therapeutics (4) 1,974 128
Flame Biosciences, Acquisition Date: 9/28/20, Cost $20 (4)(6)(8) 3,075 14
Generation Bio (4) 8,379 43
Genmab (DKK) (4) 1,444 514
HilleVax (4) 2,235 27
Icosavax (4) 6,341 30
Insmed (4) 18,788 463
Intellia Therapeutics (4) 2,063 124
Karuna Therapeutics (4) 1,432 365

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Kura Oncology (4) 600 8
Kymera Therapeutics (4) 1,730 49
MeiraGTx Holdings (4) 2,017 17
Monte Rosa Therapeutics (4) 3,424 27
Morphic Holding (4) 2,789 77
Nkarta (4) 4,941 71
Nurix Therapeutics (4) 1,552 24
Prothena (4) 7,610 210
PTC Therapeutics (4) 923 46
RAPT Therapeutics (4) 4,182 112
Regeneron Pharmaceuticals (4) 1,002 582
Relay Therapeutics (4) 1,156 27
Repare Therapeutics (4) 3,408 41
Replimune Group (4) 1,942 37
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $— (4)(6) 740 5
Scholar Rock Holding (4) 9,611 80
Tenaya Therapeutics (4) 1,032 5
Ultragenyx Pharmaceutical (4) 5,210 248
Verve Therapeutics (4) 1,436 55
Xencor (4) 6,837 180
Zentalis Pharmaceuticals (4) 3,692 99
10,046
Health Care Equipment & Supplies 1.1%
Abbott Laboratories  21,597 2,217
Alcon (CHF)  7,081 466
Align Technology (4) 1,331 325
AtriCure (4) 4,726 216
Becton Dickinson & Company  42,062 10,617
CVRx (4) 2,369 17
Elekta, Class B (SEK) (7) 94,539 542
Embecta  4,885 156
ICU Medical (4) 2,454 390
Intuitive Surgical (4) 14,596 3,003
Koninklijke Philips (EUR)  50,348 836
Nevro (4) 2,297 104
Outset Medical (4) 10,522 193
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $114 (4)(6)(8) 30,352 20
Penumbra (4) 1,330 218
PROCEPT BioRobotics (4) 10,185 412
QuidelOrtho (4) 4,380 347
Siemens Healthineers (EUR)  27,194 1,329
STERIS  2,359 475
Stryker  11,927 2,448

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Teleflex  2,400 543
24,874
Health Care Providers & Services 1.6%
Alignment Healthcare (4) 12,802 195
Centene (4) 55,502 4,981
Cigna  4,082 1,157
dentalcorp Holdings (CAD) (4)(7) 12,367 97
Elevance Health  18,641 9,043
Fresenius (EUR)  33,253 823
HCA Healthcare  6,585 1,303
Humana  4,024 1,939
ModivCare (4) 3,016 327
Molina Healthcare (4) 3,258 1,099
Option Care Health (4) 12,026 372
Pennant Group (4) 7,206 113
Privia Health Group (4) 10,982 437
Surgery Partners (4) 4,432 122
U.S. Physical Therapy  3,115 257
UnitedHealth Group  24,723 12,839
35,104
Health Care Technology 0.0%
Certara (4) 2,029 32
Definitive Healthcare (4) 4,669 94
Doximity, Class A (4) 4,677 155
Sophia Genetics (4) 3,028 10
Veeva Systems, Class A (4) 3,615 720
1,011
Life Sciences Tools & Services 0.7%
Adaptive Biotechnologies (4) 2,508 22
Bruker  9,938 557
Danaher  25,552 6,897
Evotec (EUR) (4) 17,348 381
Olink Holding, ADR (4) 7,160 108
Pacific Biosciences of California (4) 16,706 98
PerkinElmer  9,926 1,341
Rapid Micro Biosystems, Class A (4) 13,031 43
Seer (4) 3,624 37
Thermo Fisher Scientific  8,970 4,891
14,375
Pharmaceuticals 1.6%
Arvinas (4) 1,934 82
Astellas Pharma (JPY)  140,900 1,998
AstraZeneca, ADR  139,017 8,672
Bayer (EUR)  28,740 1,520

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Catalent (4) 7,455 656
Eli Lilly  12,994 3,914
GSK, ADR  25,836 839
Ipsen (EUR)  3,768 361
Johnson & Johnson  22,778 3,675
Novartis (CHF)  33,895 2,742
Otsuka Holdings (JPY)  26,000 849
Reata Pharmaceuticals, Class A (4) 1,804 43
Roche Holding (CHF)  10,947 3,528
Sanofi (EUR)  33,538 2,742
Sanofi, ADR  28,485 1,169
Zoetis  8,698 1,361
34,151
Total Health Care 119,561
INDUSTRIALS & BUSINESS SERVICES 2.7%
Aerospace & Defense 0.3%
Cadre Holdings  4,801 122
L3Harris Technologies  16,598 3,788
Northrop Grumman  4,580 2,189
Parsons (4) 9,580 396
Safran (EUR)  8,568 874
7,369
Airlines 0.0%
Allegiant Travel (4) 3,056 295
295
Building Products 0.0%
CSW Industrials  2,281 289
Gibraltar Industries (4) 5,683 238
527
Commercial Services & Supplies 0.2%
Brink's  1,594 88
Cintas  880 358
IAA (4) 5,500 205
MSA Safety  1,659 197
Rentokil Initial (GBP)  58,510 353
Republic Services  11,211 1,600
Stericycle (4) 7,939 398
Tetra Tech  1,586 216
3,415
Construction & Engineering 0.0%
WillScot Mobile Mini Holdings (4) 3,500 140
140

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Electrical Equipment 0.5%
ABB (CHF)  56,174 1,548
AZZ  9,682 413
Eaton  21,013 2,871
Hubbell  10,469 2,160
Legrand (EUR)  14,930 1,080
Mitsubishi Electric (JPY)  136,700 1,382
Prysmian (EUR)  35,772 1,098
Shoals Technologies Group, Class A (4) 8,820 233
Thermon Group Holdings (4) 4,344 76
10,861
Industrial Conglomerates 0.7%
DCC (GBP)  11,084 638
General Electric  59,799 4,392
Honeywell International  16,954 3,210
Melrose Industries (GBP)  610,929 964
Roper Technologies  3,057 1,231
Siemens (EUR)  47,319 4,793
15,228
Machinery 0.3%
Enerpac Tool Group  18,908 367
ESCO Technologies  5,961 485
Federal Signal  9,473 378
Graco  6,280 401
Helios Technologies  4,945 270
Ingersoll Rand  39,122 1,853
John Bean Technologies  4,689 484
KION Group (EUR)  17,264 690
Marel (ISK)  20,359 73
Mueller Water Products, Class A  22,923 259
RBC Bearings (4) 1,494 360
SMC (JPY)  1,000 474
SPX Technologies (4) 7,687 439
THK (JPY)  20,500 416
Toro  3,280 272
7,221
Professional Services 0.2%
Booz Allen Hamilton Holding  4,182 400
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $36 (4)(6)(8) 4,755 64
Clarivate (4) 28,657 334
Huron Consulting Group (4) 2,905 194
Legalzoom.com (4) 8,632 89
Recruit Holdings (JPY)  35,000 1,113
TechnoPro Holdings (JPY)  40,100 902

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Teleperformance (EUR)  3,480 991
TransUnion  5,139 380
Upwork (4) 9,760 170
4,637
Road & Rail 0.3%
Central Japan Railway (JPY)  5,800 683
CSX  122,965 3,892
Landstar System  1,653 242
Norfolk Southern  5,042 1,226
Saia (4) 2,124 439
Union Pacific  4,250 954
7,436
Trading Companies & Distributors 0.2%
Air Lease  6,622 241
Ashtead Group (GBP)  23,770 1,168
Bunzl (GBP)  19,609 650
Mitsubishi (JPY) (7) 30,400 995
Rush Enterprises, Class A  5,147 242
SiteOne Landscape Supply (4) 4,295 538
Sumitomo (JPY)  66,300 933
4,767
Total Industrials & Business Services 61,896
INFORMATION TECHNOLOGY 6.9%
Communications Equipment 0.2%
Infinera (4) 4,175 23
LM Ericsson, Class B (SEK)  197,190 1,475
Motorola Solutions  9,450 2,300
3,798
Electronic Equipment, Instruments & Components 0.3%
Corning  13,485 463
CTS  11,138 471
Hamamatsu Photonics (JPY)  18,400 780
Largan Precision (TWD)  5,000 318
Littelfuse  1,780 422
Murata Manufacturing (JPY)  21,000 1,131
Novanta (4) 3,893 521
Omron (JPY)  9,100 479
PAR Technology (4) 9,093 320
TE Connectivity  6,025 761
Teledyne Technologies (4) 2,086 768
6,434
IT Services 1.1%
Accenture, Class A  69 20

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Adyen (EUR) (4) 474 731
Affirm Holdings (4) 10,601 248
Amadeus IT Group (EUR) (4) 12,287 649
ANT International, Class C, Acquisition Date: 6/7/18, Cost $481 (4)
(6)(8) 126,309 249
Block (4) 12,004 827
Fiserv (4) 26,961 2,728
Mastercard, Class A  16,387 5,315
MongoDB (4) 4,178 1,349
NTT Data (JPY)  122,300 1,721
Payoneer Global (4) 49,049 325
PayPal Holdings (4) 7,571 707
Repay Holdings (4) 6,436 60
ServiceTitan, Acquisition Date: 11/9/18 - 5/4/21, Cost $9 (4)(6)(8) 204 14
Shopify, Class A (4) 25,610 811
Snowflake, Class A (4) 3,209 581
SS&C Technologies Holdings  9,344 521
Themis Solutions, Acquisition Date: 4/14/21, Cost $22 (4)(6)(8) 960 20
Toast, Class A (4) 28,119 532
Visa, Class A  34,769 6,909
24,317
Semiconductors & Semiconductor Equipment 1.6%
Advanced Micro Devices (4) 26,745 2,270
Analog Devices  2,337 354
ASML Holding (EUR)  4,975 2,428
ASML Holding  4,260 2,087
Broadcom  7,235 3,611
Entegris  8,183 776
KLA  9,838 3,386
Lattice Semiconductor (4) 18,371 990
Marvell Technology  17,477 818
Monolithic Power Systems  2,439 1,105
NVIDIA  36,011 5,436
NXP Semiconductors  9,753 1,605
QUALCOMM  19,065 2,522
Renesas Electronics (JPY) (4) 54,100 512
Semtech (4) 411 19
Taiwan Semiconductor Manufacturing (TWD)  220,719 3,613
Taiwan Semiconductor Manufacturing, ADR  9,295 775
Texas Instruments  7,461 1,233
Tokyo Electron (JPY) (7) 3,200 1,004
34,544
Software 2.6%
Amplitude, Class A (4) 7,897 120
Atlassian, Class A (4) 6,145 1,522

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Bill.com Holdings (4) 8,424 1,364
Blackline (4) 3,542 241
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $283 (4)(6)(8) 166 159
Ceridian HCM Holding (4) 913 54
Clearwater Analytics Holdings, Class A (4) 4,381 67
Confluent, Class A (4) 10,588 290
Coupa Software (4) 2,277 133
Crowdstrike Holdings, Class A (4) 1,619 296
Datadog, Class A (4) 5,198 546
Descartes Systems Group (4) 11,695 823
DoubleVerify Holdings (4) 16,168 418
Five9 (4) 1,435 141
Fortinet (4) 12,615 614
Gusto, Acquisition Date: 10/4/21, Cost $90 (4)(6)(8) 3,136 90
HashiCorp, Class A (4) 2,804 99
Intuit  9,552 4,124
Manhattan Associates (4) 2,890 408
Microsoft (5) 127,471 33,330
nCino (4) 9,458 298
Paycom Software (4) 1,211 425
Paycor HCM (4) 12,831 380
Plex Systems, EC, Acquisition Date: 9/7/21, Cost $2 (4)(6)(8) 1,715 2
Plex Systems, EC, Acquisition Date: 9/7/21, Cost $— (4)(6)(8) 245 —
Salesforce (4) 3,444 538
SAP (EUR)  16,553 1,410
ServiceNow (4) 11,493 4,995
Socure, Acquisition Date: 12/22/21, Cost $16 (4)(6)(8) 1,018 12
Synopsys (4) 9,018 3,120
Workiva (4) 5,080 345
56,364
Technology Hardware, Storage & Peripherals 1.1%
Apple (5) 143,214 22,516
Samsung Electronics (KRW)  45,545 2,018
24,534
Total Information Technology 149,991
MATERIALS 1.0%
Chemicals 0.6%
Air Liquide (EUR)  9,329 1,169
Akzo Nobel (EUR)  13,859 873
Asahi Kasei (JPY)  107,500 785
BASF (EUR)  17,699 749
Covestro (EUR)  18,080 545
Element Solutions  41,082 767
International Flavors & Fragrances  4,423 489

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Johnson Matthey (GBP)  36,128 843
Linde  3,741 1,058
Minerals Technologies  1,870 109
Nutrien  35,963 3,300
Quaker Chemical  2,365 412
Sherwin-Williams  3,864 897
Tosoh (JPY)  8,400 109
Umicore (EUR) (7) 17,675 562
12,667
Containers & Packaging 0.0%
Amcor, CDI (AUD)  55,792 676
Ranpak Holdings (4) 5,539 29
705
Metals & Mining 0.3%
Antofagasta (GBP)  64,131 816
BHP Group (AUD)  17,896 488
BHP Group (GBP) (7) 47,858 1,307
Constellium (4) 29,763 397
ERO Copper (CAD) (4) 9,210 87
Franco-Nevada (CAD)  626 75
Haynes International  6,056 240
IGO (AUD)  259,663 2,324
Rio Tinto (AUD)  5,990 381
South32 (AUD)  298,949 823
6,938
Paper & Forest Products 0.1%
Stora Enso, Class R (EUR)  66,688 993
West Fraser Timber (CAD)  2,336 209
1,202
Total Materials 21,512
MISCELLANEOUS 0.0%
Miscellaneous 0.0%
Fresh Market, EC (4)(8) 3,700 —
Total Miscellaneous —
REAL ESTATE 0.6%
Equity Real Estate Investment Trusts 0.5%
AvalonBay Communities, REIT  4,057 815
Community Healthcare Trust, REIT  4,276 158
CubeSmart, REIT  11,307 521
EastGroup Properties, REIT  5,570 919
Equity Residential, REIT  9,005 659
First Industrial Realty Trust, REIT  4,628 234

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Flagship Communities REIT (7) 3,683 60
Great Portland Estates (GBP)  90,872 524
Host Hotels & Resorts, REIT  41,801 743
Prologis, REIT  25,964 3,233
Rexford Industrial Realty, REIT  9,146 569
Scentre Group (AUD)  395,913 787
Terreno Realty, REIT  3,209 196
Weyerhaeuser, REIT  14,395 492
9,910
Real Estate Management & Development 0.1%
Altus Group (CAD)  2,383 93
DigitalBridge Group (4) 9,707 173
FirstService  6,567 821
Mitsui Fudosan (JPY)  73,000 1,478
Opendoor Technologies, Class A (4) 49,627 215
Tricon Residential  24,242 253
3,033
Total Real Estate 12,943
UTILITIES 1.6%
Electric Utilities 0.7%
American Electric Power  28,004 2,806
Duke Energy  8,372 895
Exelon  18,179 798
IDACORP  4,811 526
MGE Energy  2,252 173
Southern  115,075 8,869
Xcel Energy  21,214 1,575
15,642
Gas Utilities 0.1%
Beijing Enterprises Holdings (HKD)  103,000 307
Chesapeake Utilities  4,135 522
ONE Gas  3,176 249
Southwest Gas Holdings  8,225 640
1,718
Independent Power & Renewable Electricity Producers 0.0%
Electric Power Development (JPY)  37,800 582
NextEra Energy Partners  4,325 355
937
Multi-Utilities 0.8%
Ameren  13,756 1,274
Dominion Energy  73,610 6,021
DTE Energy  7,241 944
Engie (EUR)  145,222 1,725

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
National Grid (GBP)  100,914 1,256
NiSource  27,643 816
Sempra Energy  25,416 4,193
WEC Energy Group  2,319 239
16,468
Water Utilities 0.0%
California Water Service Group  4,489 263
SJW Group  4,761 306
569
Total Utilities 35,334
Total Miscellaneous Common Stocks  0.0% (9) 516
Total Common Stocks (Cost $483,268) 703,432
CONVERTIBLE PREFERRED STOCKS 0.2%
CONSUMER DISCRETIONARY 0.1%
Hotels, Restaurants & Leisure 0.1%
Cava Group, Series E, Acquisition Date: 6/23/20 - 3/26/21,
Cost $157 (4)(6)(8) 6,334 370
Cava Group, Series F, Acquisition Date: 3/26/21, Cost $104 (4)(6)
(8) 2,763 162
532
Internet & Direct Marketing Retail 0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $85 (4)(6)(8) 14,624 59
59
Total Consumer Discretionary 591
CONSUMER STAPLES 0.0%
Food Products 0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $100 (4)(6)(8) 5,409 336
Total Consumer Staples 336
FINANCIALS 0.0%
Banks 0.0%
CRB Group, Acquisition Date: 1/28/22, Cost $73 (4)(6)(8) 699 73
Total Financials 73
HEALTH CARE 0.0%
Biotechnology 0.0%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $41 (4)(6)(8) 14,745 97

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $63 (4)(6)(8) 7,833 52
149
Health Care Equipment & Supplies 0.0%
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $45 (4)(6)(8) 44,249 45
45
Health Care Providers & Services 0.0%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $84 (4)(6)(8) 34,928 101
101
Life Sciences Tools & Services 0.0%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $41 (4)(6)(8) 3,497 41
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $46 (4)(6)(8) 5,249 29
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $61 (4)(6)(8) 4,451 271
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $92 (4)(6)(8) 2,075 126
467
Total Health Care 762
INDUSTRIALS & BUSINESS SERVICES 0.0%
Aerospace & Defense 0.0%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $47 (4)(6)(8) 1,042 71
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $93 (4)(6)(8) 16,618 93
164
Air Freight & Logistics 0.0%
FLEXE, Series C, Acquisition Date: 11/18/20, Cost $44 (4)(6)(8) 3,599 73
FLEXE, Series D, Acquisition Date: 4/7/22, Cost $24 (4)(6)(8) 1,206 25
98
Electrical Equipment 0.0%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $46 (4)(6)(8) 2,189 46
46
Professional Services 0.0%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $32 (4)(6)(8) 6,984 94
Checkr, Series D, Acquisition Date: 9/6/19, Cost $99 (4)(6)(8) 9,798 132
226
Road & Rail 0.0%
Convoy, Series C, Acquisition Date: 9/14/18, Cost $68 (4)(6)(8) 9,621 159
Convoy, Series D, Acquisition Date: 10/30/19, Cost $85 (4)(6)(8) 6,236 103
262
Total Industrials & Business Services 796

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY 0.1%
IT Services 0.0%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $36 (4)(6)(8) 2,473 47
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $15 (4)(6)(8) 777 15
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost $— (4)
(6)(8) 3 —
ServiceTitan, Series D, Acquisition Date: 11/9/18, Cost $40 (4)(6)
(8) 1,534 106
ServiceTitan, Series F, Acquisition Date: 3/25/21, Cost $8 (4)(6)(8) 75 5
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $5 (4)(6)(8) 220 5
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $— (4)(6)(8) 20 —
Themis Solutions, Series B, Acquisition Date: 4/14/21, Cost $1 (4)
(6)(8) 20 —
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $61 (4)(6)(8) 2,730 55
233
Software 0.1%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $17 (4)(6)(8) 10 10
Databricks, Series G, Acquisition Date: 2/1/21, Cost $94 (4)(6)(8) 1,581 87
Databricks, Series H, Acquisition Date: 8/31/21, Cost $261 (4)(6)
(8) 3,552 196
Gusto, Series E, Acquisition Date: 7/13/21, Cost $132 (4)(6)(8) 4,351 132
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21, Cost $102 (4)
(6)(8) 7,799 163
Nuro, Series D, Acquisition Date: 10/29/21, Cost $44 (4)(6)(8) 2,102 44
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $43 (4)(6)(8) 8,514 42
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $58 (4)(6)(8) 9,270 96
Seismic Software, Series F, Acquisition Date: 9/25/20, Cost $6 (4)
(6)(8) 705 7
Socure, Series A, Acquisition Date: 12/22/21, Cost $20 (4)(6)(8) 1,237 15
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $16 (4)(6)(8) 1,015 12
Socure, Series B, Acquisition Date: 12/22/21, Cost $— (4)(6)(8) 18 —
Socure, Series E, Acquisition Date: 10/27/21, Cost $38 (4)(6)(8) 2,353 29
833
Total Information Technology 1,066
MATERIALS 0.0%
Chemicals 0.0%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $56 (4)(6)(8) 1,182 62

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $79 (4)(6)(8) 1,910 59
121
Metals & Mining 0.0%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22, Cost $48 (4)
(6)(8) 1,739 48
48
Total Materials 169
UTILITIES 0.0%
Independent Power & Renewable Electricity Producer 0.0%
AES, 6.875%, 2/15/24  2,724 266
Total Utilities 266
Total Convertible Preferred Stocks (Cost $2,982) 4,059
CORPORATE BONDS 5.7%
AbbVie, 2.95%, 11/21/26  400,000 377
AbbVie, 3.20%, 11/21/29  905,000 825
AbbVie, 4.05%, 11/21/39  260,000 228
AbbVie, 4.25%, 11/21/49  380,000 335
AbbVie, 4.70%, 5/14/45  600,000 559
AbbVie, 4.875%, 11/14/48  650,000 631
AerCap Ireland Capital, 2.45%, 10/29/26  460,000 406
AerCap Ireland Capital, 3.00%, 10/29/28  230,000 195
AerCap Ireland Capital, 3.30%, 1/30/32  185,000 149
AerCap Ireland Capital, 3.50%, 1/15/25  150,000 144
AerCap Ireland Capital, 4.875%, 1/16/24  355,000 353
AerCap Ireland Capital, 6.50%, 7/15/25  150,000 154
AIA Group, 3.90%, 4/6/28 (1) 765,000 743
Aker BP, 2.875%, 1/15/26 (1) 150,000 140
Alexandria Real Estate Equities, 3.375%, 8/15/31  475,000 422
Alexandria Real Estate Equities, 3.95%, 1/15/27  455,000 445
Alexandria Real Estate Equities, 3.95%, 1/15/28  655,000 630
Alexandria Real Estate Equities, 4.70%, 7/1/30  105,000 103
Ally Financial, 4.75%, 6/9/27  1,060,000 1,037
Alphabet, 2.05%, 8/15/50  585,000 385
Anglo American Capital, 4.125%, 9/27/22 (1) 465,000 465
Anheuser-Busch InBev Worldwide, 4.50%, 6/1/50 (7) 604,000 548
Aon, 2.80%, 5/15/30  145,000 126
APA Infrastructure, 4.25%, 7/15/27 (1) 288,000 278
Apple, 2.40%, 8/20/50  125,000 87
Aptiv, 3.10%, 12/1/51  100,000 63
Arrow Electronics, 4.00%, 4/1/25  510,000 499
Astrazeneca Finance, 1.75%, 5/28/28  370,000 327
AT&T, 1.65%, 2/1/28  150,000 129

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
AT&T, 2.30%, 6/1/27  425,000 386
AT&T, 4.35%, 3/1/29  260,000 253
Ausgrid Finance, 3.85%, 5/1/23 (1) 285,000 284
Ausgrid Finance, 4.35%, 8/1/28 (1) 440,000 422
AutoZone, 4.75%, 8/1/32  140,000 139
Banco Santander, 3.49%, 5/28/30  200,000 174
Banco Santander, VR, 1.722%, 9/14/27 (10) 800,000 689
Bank of America, 3.248%, 10/21/27  2,120,000 2,002
Bank of America, VR, 1.898%, 7/23/31 (10) 2,225,000 1,764
Bank of America, VR, 2.496%, 2/13/31 (10) 450,000 376
Bank of America, VR, 2.592%, 4/29/31 (10) 600,000 506
Bank of America, VR, 2.972%, 2/4/33 (10) 1,290,000 1,088
Bank of America, VR, 3.419%, 12/20/28 (10) 175,000 162
Bank of America, VR, 3.559%, 4/23/27 (10) 1,195,000 1,143
Bank of America, VR, 4.271%, 7/23/29 (10) 875,000 838
Barclays, VR, 2.279%, 11/24/27 (10) 275,000 241
Barclays, VR, 2.852%, 5/7/26 (10) 685,000 641
Barclays, VR, 3.932%, 5/7/25 (10) 1,010,000 988
Barclays, VR, 5.501%, 8/9/28 (10) 225,000 222
BAT Capital, 3.557%, 8/15/27  1,280,000 1,174
BAT Capital, 4.742%, 3/16/32  145,000 131
BAT International Finance, 1.668%, 3/25/26  175,000 156
Becton Dickinson & Company, 1.957%, 2/11/31  695,000 568
Becton Dickinson & Company, 2.823%, 5/20/30  250,000 221
Becton Dickinson & Company, 3.70%, 6/6/27  1,079,000 1,046
Becton Dickinson & Company, 3.734%, 12/15/24  89,000 88
Becton Dickinson & Company, 3.794%, 5/20/50  175,000 145
Becton Dickinson & Company, 4.669%, 6/6/47  253,000 241
Berkshire Hathaway Finance, 2.50%, 1/15/51  345,000 237
BNP Paribas, VR, 1.323%, 1/13/27 (1)(10) 780,000 684
BNP Paribas, VR, 2.591%, 1/20/28 (1)(10) 635,000 564
Boardwalk Pipelines, 3.40%, 2/15/31  365,000 309
Boardwalk Pipelines, 4.45%, 7/15/27  175,000 168
Boardwalk Pipelines, 4.95%, 12/15/24  415,000 417
Boardwalk Pipelines, 5.95%, 6/1/26  430,000 443
Booking Holdings, 4.625%, 4/13/30  235,000 235
Boral Finance, 3.00%, 11/1/22 (1) 70,000 70
Boral Finance, 3.75%, 5/1/28 (1) 238,000 220
Brixmor Operating Partnership, 4.05%, 7/1/30  360,000 320
Brixmor Operating Partnership, 4.125%, 5/15/29  940,000 865
Broadcom, 4.11%, 9/15/28  140,000 133
Capital One Financial, 3.65%, 5/11/27  875,000 837
Capital One Financial, VR, 2.359%, 7/29/32 (10) 1,935,000 1,505
Capital One Financial, VR, 3.273%, 3/1/30 (10) 245,000 215
Capital One Financial, VR, 5.247%, 7/26/30 (10) 140,000 138
Cardinal Health, 4.50%, 11/15/44  90,000 77

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cardinal Health, 4.90%, 9/15/45  100,000 90
Carvana, 10.25%, 5/1/30 (1) 517,000 410
Celanese U.S. Holdings, 6.05%, 3/15/25  270,000 271
Celanese U.S. Holdings, 6.165%, 7/15/27  290,000 290
Centene, 2.625%, 8/1/31  1,265,000 1,015
Charles Schwab, 2.90%, 3/3/32  150,000 132
Charter Communications Operating, 2.25%, 1/15/29  305,000 251
Charter Communications Operating, 2.80%, 4/1/31  86,000 69
Charter Communications Operating, 3.75%, 2/15/28  1,015,000 937
Charter Communications Operating, 4.20%, 3/15/28  425,000 400
Charter Communications Operating, 5.125%, 7/1/49  175,000 142
Charter Communications Operating, 6.484%, 10/23/45  110,000 106
Cheniere Corpus Christi Holdings, 3.70%, 11/15/29  445,000 409
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27  135,000 135
Cheniere Corpus Christi Holdings, 7.00%, 6/30/24  285,000 292
Cigna, 3.40%, 3/1/27  30,000 28
Citigroup, VR, 3.057%, 1/25/33 (10) 540,000 457
Citigroup, VR, 3.106%, 4/8/26 (10) 500,000 480
Citigroup, Series VAR, VR, 3.07%, 2/24/28 (10) 530,000 491
CNO Financial Group, 5.25%, 5/30/25  187,000 188
Comcast, 2.887%, 11/1/51  455,000 320
Comcast, 3.25%, 11/1/39  360,000 293
Corebridge Financial, 3.90%, 4/5/32 (1) 145,000 130
Crown Castle, 2.10%, 4/1/31  160,000 127
Crown Castle, 2.25%, 1/15/31  810,000 660
Crown Castle, 2.90%, 3/15/27  125,000 116
Crown Castle International, 4.45%, 2/15/26  780,000 777
Crown Castle Towers, 3.663%, 5/15/25 (1) 695,000 686
CSL Finance, 4.05%, 4/27/29 (1) 250,000 243
CSL Finance, 4.25%, 4/27/32 (1) 220,000 214
CVS Health, 1.75%, 8/21/30  1,080,000 870
CVS Health, 3.25%, 8/15/29  140,000 128
CVS Health, 4.30%, 3/25/28  346,000 341
CVS Health, 5.05%, 3/25/48  679,000 654
Danske Bank, 3.875%, 9/12/23 (1) 5,000 5
Danske Bank, 5.375%, 1/12/24 (1) 320,000 322
Danske Bank, VR, 3.244%, 12/20/25 (1)(10) 685,000 651
Danske Bank, VR, 3.773%, 3/28/25 (1)(10) 330,000 321
Discover Financial Services, 4.10%, 2/9/27  645,000 619
Duke Energy, 4.50%, 8/15/32  970,000 934
Ecolab, 4.80%, 3/24/30  30,000 31
Edison International, 4.95%, 4/15/25  30,000 30
Eli Lilly, 2.25%, 5/15/50  170,000 117
Energy Transfer, 2.90%, 5/15/25  175,000 166
Energy Transfer, 4.50%, 4/15/24  120,000 120
Energy Transfer, 5.875%, 1/15/24  320,000 324

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Energy Transfer, 6.00%, 6/15/48  251,000 240
Energy Transfer, 6.25%, 4/15/49  135,000 133
Eni, Series X-R, 4.75%, 9/12/28 (1) 595,000 588
Enterprise Products Operating, 2.80%, 1/31/30  145,000 128
Equitable Holdings, 4.35%, 4/20/28  1,145,000 1,124
Essex Portfolio, 3.625%, 5/1/27  270,000 258
Extra Space Storage, 2.35%, 3/15/32  660,000 519
FedEx, 2.40%, 5/15/31  471,000 398
Fifth Third Bancorp, VR, 4.772%, 7/28/30 (10) 140,000 139
Fiserv, 3.50%, 7/1/29  150,000 137
General Motors, 4.20%, 10/1/27  100,000 96
General Motors, 5.60%, 10/15/32  140,000 135
General Motors Financial, 3.60%, 6/21/30  480,000 416
General Motors Financial, 4.00%, 10/6/26  225,000 217
General Motors Financial, 4.30%, 7/13/25  465,000 459
General Motors Financial, 4.35%, 4/9/25  489,000 483
General Motors Financial, 5.10%, 1/17/24  105,000 106
GLP Capital, 3.35%, 9/1/24  120,000 114
Goldman Sachs Group, 3.50%, 11/16/26  540,000 518
Goldman Sachs Group, VR, 1.542%, 9/10/27 (10) 515,000 453
Goldman Sachs Group, VR, 2.615%, 4/22/32 (10) 1,875,000 1,539
Goldman Sachs Group, VR, 3.615%, 3/15/28 (10) 515,000 487
Goldman Sachs Group, VR, 4.482%, 8/23/28 (10) 680,000 664
Gray Oak Pipeline, 2.00%, 9/15/23 (1) 45,000 44
Gray Oak Pipeline, 2.60%, 10/15/25 (1) 145,000 133
Gray Oak Pipeline, 3.45%, 10/15/27 (1) 60,000 54
Hasbro, 3.55%, 11/19/26  235,000 224
HCA, 2.375%, 7/15/31  185,000 146
HCA, 3.125%, 3/15/27 (1) 220,000 203
HCA, 3.375%, 3/15/29 (1) 85,000 76
HCA, 3.50%, 9/1/30  92,000 80
HCA, 5.375%, 9/1/26  120,000 121
HCA, 5.875%, 2/15/26  555,000 567
Healthcare Realty Holdings, 2.05%, 3/15/31  190,000 148
Healthcare Realty Holdings, 3.625%, 1/15/28  575,000 527
Highwoods Realty, 3.05%, 2/15/30  685,000 584
Highwoods Realty, 4.125%, 3/15/28  570,000 537
Home Depot, 2.375%, 3/15/51  330,000 219
HSBC Holdings, VR, 1.645%, 4/18/26 (10) 205,000 187
HSBC Holdings, VR, 2.099%, 6/4/26 (10) 570,000 524
HSBC Holdings, VR, 2.999%, 3/10/26 (10) 525,000 497
HSBC Holdings, VR, 4.755%, 6/9/28 (10) 905,000 872
HSBC Holdings, VR, 5.21%, 8/11/28 (10) 450,000 440
Humana, 2.15%, 2/3/32  160,000 130
Humana, 3.70%, 3/23/29  160,000 151
Humana, 4.875%, 4/1/30  392,000 395

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hyundai Capital America, 1.80%, 10/15/25 (1) 250,000 227
Hyundai Capital America, 2.10%, 9/15/28 (1) 405,000 336
ING Groep, VR, 1.726%, 4/1/27 (10) 225,000 200
ING Groep, VR, 3.869%, 3/28/26 (10) 220,000 214
Intercontinental Exchange, 4.60%, 3/15/33  125,000 124
Jackson Financial, 5.17%, 6/8/27  445,000 440
JPMorgan Chase, VR, 1.578%, 4/22/27 (10) 1,045,000 931
JPMorgan Chase, VR, 1.953%, 2/4/32 (10) 1,045,000 827
JPMorgan Chase, VR, 2.182%, 6/1/28 (10) 680,000 604
JPMorgan Chase, VR, 2.522%, 4/22/31 (10) 1,250,000 1,058
JPMorgan Chase, VR, 2.739%, 10/15/30 (10) 415,000 360
JPMorgan Chase, VR, 2.947%, 2/24/28 (10) 525,000 485
JPMorgan Chase, VR, 2.956%, 5/13/31 (10) 1,695,000 1,452
JPMorgan Chase, VR, 3.54%, 5/1/28 (10) 275,000 259
Kookmin Bank, 4.50%, 2/1/29  650,000 635
Las Vegas Sands, 3.50%, 8/18/26  210,000 188
Lowe's, 3.35%, 4/1/27  45,000 43
Lowe's, 3.75%, 4/1/32  325,000 300
LSEGA Financing, 2.00%, 4/6/28 (1) 1,325,000 1,156
LSEGA Financing, 2.50%, 4/6/31 (1) 375,000 323
LSEGA Financing, 3.20%, 4/6/41 (1) 200,000 159
Magallanes, 3.755%, 3/15/27 (1) 690,000 645
Magallanes, 4.054%, 3/15/29 (1) 240,000 219
Magallanes, 4.279%, 3/15/32 (1) 150,000 130
Marriott International, Series HH, 2.85%, 4/15/31  160,000 133
Marsh & McLennan, 2.25%, 11/15/30  185,000 158
Martin Marietta Materials, 2.40%, 7/15/31  160,000 132
Micron Technology, 4.185%, 2/15/27  145,000 142
Micron Technology, 5.327%, 2/6/29  226,000 224
Mileage Plus Holdings, 6.50%, 6/20/27 (1) 485,000 486
Mondelez International, 3.00%, 3/17/32  150,000 132
Morgan Stanley, 3.625%, 1/20/27  770,000 750
Morgan Stanley, VR, 1.593%, 5/4/27 (10) 1,240,000 1,103
Morgan Stanley, VR, 2.802%, 1/25/52 (10) 290,000 198
Morgan Stanley, VR, 2.943%, 1/21/33 (10) 225,000 192
Morgan Stanley, VR, 3.217%, 4/22/42 (10) 145,000 113
Morgan Stanley, VR, 4.431%, 1/23/30 (10) 185,000 180
Morgan Stanley, VR, 4.679%, 7/17/26 (10) 220,000 220
MPLX, 4.95%, 9/1/32  535,000 520
Netflix, 4.625%, 5/15/29 (EUR)  655,000 646
NextEra Energy Capital Holdings, 2.44%, 1/15/32  535,000 445
NextEra Energy Capital Holdings, 3.00%, 1/15/52  495,000 354
NextEra Energy Capital Holdings, 5.00%, 7/15/32  130,000 132
NRG Energy, 4.45%, 6/15/29 (1) 260,000 235
NTT Finance, 1.591%, 4/3/28 (1) 625,000 540
NTT Finance, 2.065%, 4/3/31 (1) 200,000 168

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Nucor, 3.125%, 4/1/32  155,000 136
NXP, 2.70%, 5/1/25  50,000 48
NXP, 3.15%, 5/1/27  95,000 88
NXP, 5.35%, 3/1/26  205,000 208
Oracle, 2.30%, 3/25/28  305,000 265
O'Reilly Automotive, 4.70%, 6/15/32  140,000 139
Pacific Gas & Electric, 2.10%, 8/1/27  220,000 186
Pacific Gas & Electric, 2.50%, 2/1/31  445,000 340
Pacific Gas & Electric, 4.55%, 7/1/30  400,000 355
Pacific Gas & Electric, 5.90%, 6/15/32  150,000 144
Parker-Hannifin, 4.25%, 9/15/27  250,000 248
Parker-Hannifin, 4.50%, 9/15/29  170,000 167
PerkinElmer, 1.90%, 9/15/28  350,000 296
PerkinElmer, 2.25%, 9/15/31  190,000 152
PerkinElmer, 3.30%, 9/15/29  195,000 174
Perrigo Finance Unlimited, 4.375%, 3/15/26  255,000 241
Perrigo Finance Unlimited, 4.40%, 6/15/30  675,000 584
PNC Financial Services Group, 2.55%, 1/22/30  150,000 131
PNC Financial Services Group, VR, 4.626%, 6/6/33 (10) 300,000 284
Realty Income, 3.95%, 8/15/27  329,000 321
Reynolds American, 4.45%, 6/12/25  710,000 702
Rogers Communications, 3.20%, 3/15/27 (1) 175,000 166
Rogers Communications, 3.80%, 3/15/32 (1) 275,000 250
Rogers Communications, 4.55%, 3/15/52 (1) 135,000 118
Ross Stores, 1.875%, 4/15/31  480,000 382
Sabine Pass Liquefaction, 4.50%, 5/15/30  95,000 91
Sabine Pass Liquefaction, 5.00%, 3/15/27  1,105,000 1,104
Sabine Pass Liquefaction, 5.75%, 5/15/24  200,000 203
Sabine Pass Liquefaction, 5.875%, 6/30/26  629,000 648
Santander Holdings USA, VR, 2.49%, 1/6/28 (10) 325,000 282
Santander UK Group Holdings, VR, 1.532%, 8/21/26 (10) 1,205,000 1,079
SBA Tower Trust, 1.84%, 4/15/27 (1) 560,000 487
SBA Tower Trust, 2.328%, 1/15/28 (1) 150,000 131
SBA Tower Trust, 2.593%, 10/15/31 (1) 455,000 374
Sempra Energy, 3.70%, 4/1/29  135,000 126
Sherwin-Williams, 2.95%, 8/15/29  540,000 484
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (1) 520,000 505
Southern California Edison, Series D, 4.70%, 6/1/27  315,000 316
Standard Chartered, VR, 1.456%, 1/14/27 (1)(10) 275,000 241
Standard Chartered, VR, 2.608%, 1/12/28 (1)(10) 1,185,000 1,049
Standard Chartered, VR, 2.819%, 1/30/26 (1)(10) 200,000 188
Standard Chartered, VR, 3.971%, 3/30/26 (1)(10) 270,000 261
Standard Chartered, VR, 4.644%, 4/1/31 (1)(10) 450,000 424
Starbucks, 3.00%, 2/14/32  150,000 132
T-Mobile USA, 2.05%, 2/15/28  540,000 468
T-Mobile USA, 2.70%, 3/15/32  150,000 125

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
T-Mobile USA, 3.75%, 4/15/27  2,140,000 2,044
Targa Resources, 4.95%, 4/15/52  38,000 33
Targa Resources Partners, 5.50%, 3/1/30  600,000 583
Targa Resources Partners, 6.875%, 1/15/29  165,000 169
Toronto-Dominion Bank, 4.456%, 6/8/32  125,000 123
Transcontinental Gas Pipe Line, 3.25%, 5/15/30  100,000 89
Transcontinental Gas Pipe Line, 4.00%, 3/15/28  430,000 413
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  50,000 46
Transurban Finance, 2.45%, 3/16/31 (1) 270,000 220
Transurban Finance, 3.375%, 3/22/27 (1) 145,000 137
Truist Financial, VR, 4.123%, 6/6/28 (10) 490,000 481
UBS Group, VR, 2.746%, 2/11/33 (1)(10) 249,000 200
UBS Group, VR, 4.751%, 5/12/28 (1)(10) 200,000 196
United Airlines PTT, Series 2019-2, Class A, 2.90%, 5/1/28  140,195 117
United Airlines PTT, Series 2019-2, Class AA, 2.70%, 5/1/32  91,005 77
UnitedHealth Group, 2.00%, 5/15/30  1,235,000 1,056
Utah Acquisition Sub, 3.95%, 6/15/26  705,000 662
Verizon Communications, 2.10%, 3/22/28  315,000 278
Verizon Communications, 2.355%, 3/15/32  742,000 605
Verizon Communications, 2.55%, 3/21/31  890,000 748
Verizon Communications, 2.65%, 11/20/40  440,000 316
Verizon Communications, 2.875%, 11/20/50  495,000 339
Verizon Communications, 2.987%, 10/30/56  296,000 199
Verizon Communications, 4.862%, 8/21/46  100,000 97
Visa, 2.00%, 8/15/50  570,000 373
Vistra Operations, 3.55%, 7/15/24 (1) 870,000 837
Vistra Operations, 5.125%, 5/13/25 (1) 465,000 463
Vodafone Group, 4.375%, 5/30/28  255,000 251
Vodafone Group, 4.875%, 6/19/49  99,000 88
Vodafone Group, 5.25%, 5/30/48  255,000 238
Volkswagen Bank, 2.50%, 7/31/26 (EUR)  400,000 385
Volkswagen Group of America Finance, 1.625%, 11/24/27 (1) 200,000 170
Volkswagen Group of America Finance, 3.20%, 9/26/26 (1) 970,000 923
Volkswagen Group of America Finance, 4.60%, 6/8/29 (1) 200,000 193
Waste Connections, 4.20%, 1/15/33  255,000 245
Wells Fargo, 4.30%, 7/22/27  370,000 364
Wells Fargo, VR, 2.393%, 6/2/28 (10) 2,740,000 2,448
Wells Fargo, VR, 2.572%, 2/11/31 (10) 2,800,000 2,382
Wells Fargo, VR, 2.879%, 10/30/30 (10) 1,150,000 1,008
Westlake, 1.625%, 7/17/29 (EUR)  215,000 173
Williams, 3.75%, 6/15/27  1,005,000 969
Woodside Finance, 3.65%, 3/5/25 (1) 1,345,000 1,306
Woodside Finance, 3.70%, 9/15/26 (1) 438,000 420
Woodside Finance, 3.70%, 3/15/28 (1) 750,000 695
Workday, 3.50%, 4/1/27  135,000 129
Workday, 3.70%, 4/1/29  105,000 99

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Xcel Energy, 3.40%, 6/1/30  475,000 437
Xcel Energy, 4.60%, 6/1/32  210,000 208
Total Corporate Bonds (Cost $136,960) 123,703
EQUITY MUTUAL FUNDS 10.2%
T. Rowe Price Institutional Emerging Markets Equity Fund (2) 1,819,944 61,478
T. Rowe Price Multi-Strategy Total Return Fund - I Class (2) 10,355,208 99,824
T. Rowe Price Real Assets Fund - I Class (2) 2,948,304 39,419
T. Rowe Price U.S. Large-Cap Core Fund (2) 708,919 21,579
Total Equity Mutual Funds (Cost $220,794) 222,300
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.0%
NBN, 2.625%, 5/5/31 (1) 410,000 346
Total Foreign Government Obligations & Municipalities (Cost
$410) 346
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 1.5%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A,
ARM, 1M USD LIBOR + 0.88%, 3.25%, 9/15/34 (1) 369,560 362
Angel Oak Mortgage Trust, Series 2020-5, Class A3, CMO, ARM,
2.041%, 5/25/65 (1) 63,909 60
Angel Oak Mortgage Trust, Series 2022-1, Class A1, CMO, STEP,
2.881%, 12/25/66 (1) 294,988 273
Angel Oak Mortgage Trust I, Series 2019-1, Class A2, CMO, ARM,
4.022%, 11/25/48 (1) 8,347 8
Angel Oak Mortgage Trust I, Series 2019-4, Class A3, CMO, ARM,
3.301%, 7/26/49 (1) 32,372 32
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class B, ARM, 1M
USD LIBOR + 1.25%, 3.641%, 9/15/32 (1) 235,000 229
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX,
Class B, ARM, 1M USD LIBOR + 1.45%, 3.841%, 9/15/38 (1) 290,000 279
Bayview MSR Opportunity Master Fund Trust, Series 2021-2, Class
A20, CMO, ARM, 2.50%, 6/25/51 (1) 793,338 659
Bayview MSR Opportunity Master Fund Trust, Series 2021-4, Class
A20, CMO, ARM, 2.50%, 10/25/51 (1) 534,472 440
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
USD LIBOR + 2.16%, 4.551%, 11/15/34 (1) 235,000 212
Benchmark Mortgage Trust, Series 2018-B1, Class AM, ARM,
3.878%, 1/15/51  295,000 279
BFLD, Series 2019-DPLO, Class C, ARM, 1M USD LIBOR + 1.54%,
3.931%, 10/15/34 (1) 750,000 729

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BINOM Securitization Trust, Series 2021-INV1, Class A1, CMO,
ARM, 2.034%, 6/25/56 (1) 283,645 259
BX Commercial Mortgage Trust, Series 2021-21M, Class C, ARM,
1M USD LIBOR + 1.177%, 3.568%, 10/15/36 (1) 290,000 273
BX Commercial Mortgage Trust, Series 2022-CSMO, Class B,
ARM, 1M TSFR + 3.141%, 5.448%, 6/15/27 (1) 625,000 620
BX Trust, Series 2021-ARIA, Class B, ARM, 1M USD LIBOR +
1.297%, 3.688%, 10/15/36 (1) 410,000 386
BX Trust, Series 2021-ARIA, Class C, ARM, 1M USD LIBOR +
1.646%, 4.037%, 10/15/36 (1) 420,000 395
BX Trust, Series 2021-LGCY, Class C, ARM, 1M USD LIBOR +
1.004%, 3.395%, 10/15/23 (1) 345,000 322
BX Trust, Series 2022-IND, Class C, ARM, 1M TSFR + 2.29%,
4.587%, 4/15/37 (1) 470,000 456
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class B,
ARM, 1M TSFR + 2.092%, 4.40%, 3/15/35 (1) 865,000 839
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class C,
ARM, 1M TSFR + 2.391%, 4.699%, 3/15/35 (1) 160,000 154
CIM Trust, Series 2021-INV1, Class A29, CMO, ARM, 2.50%,
7/1/51 (1) 526,752 442
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class
AS, 4.026%, 5/10/47  375,000 367
Citigroup Commercial Mortgage Trust, Series 2017-P7, Class AS,
3.915%, 4/14/50  112,093 106
Citigroup Mortgage Loan Trust, Series 2022-INV1, Class A4B,
CMO, ARM, 3.00%, 11/27/51 (1) 214,289 187
Cold Storage Trust, Series 2020-ICE5, Class C, ARM, 1M USD
LIBOR + 1.65%, 4.041%, 11/15/37 (1) 231,003 225
COLT Mortgage Loan Trust, Series 2020-3, Class A1, CMO, ARM,
1.506%, 4/27/65 (1) 50,978 49
COLT Mortgage Loan Trust, Series 2020-3, Class A3, CMO, ARM,
2.38%, 4/27/65 (1) 80,863 78
Commercial Mortgage Trust, Series 2015-CR24, Class A5,
3.696%, 8/10/48  1,005,000 983
Commercial Mortgage Trust, Series 2015-CR24, Class AM, ARM,
4.028%, 8/10/48  265,000 257
Commercial Mortgage Trust, Series 2016-CR28, Class AHR,
3.651%, 2/10/49  283,877 276
Connecticut Avenue Securities, Series 2017-C02, Class 2ED3,
CMO, ARM, 1M USD LIBOR + 1.35%, 3.794%, 9/25/29  30,181 30
Connecticut Avenue Securities, Series 2017-C04, Class 2ED2,
CMO, ARM, 1M USD LIBOR + 1.10%, 3.544%, 11/25/29  501,483 499
Connecticut Avenue Securities, Series 2017-C06, Class 1M2B,
CMO, ARM, 1M USD LIBOR + 2.65%, 5.094%, 2/25/30  406,941 408
Connecticut Avenue Securities, Series 2017-C06, Class 2ED1,
CMO, ARM, 1M USD LIBOR + 1.00%, 3.444%, 2/25/30  222,684 222

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M1,
CMO, ARM, SOFR30A + 1.00%, 3.183%, 12/25/41 (1) 102,723 101
Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M1,
CMO, ARM, SOFR30A + 1.20%, 3.383%, 1/25/42 (1) 998,398 992
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M1,
CMO, ARM, SOFR30A + 2.10%, 4.283%, 3/25/42 (1) 620,559 620
Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M1,
CMO, ARM, SOFR30A + 2.00%, 4.183%, 3/25/42 (1) 413,872 413
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class AS,
3.278%, 9/15/52  143,800 126
DBCG Mortgage Trust, Series 2017-BBG, Class A, ARM, 1M USD
LIBOR + 0.70%, 3.092%, 6/15/34 (1) 360,000 354
DC Office Trust, Series 2019-MTC, Class D, ARM, 3.174%,
9/15/45 (1) 510,000 405
Deephaven Residential Mortgage Trust, Series 2021-2, Class A2,
CMO, ARM, 1.209%, 4/25/66 (1) 152,546 138
Eleven Madison Mortgage Trust, Series 2015-11MD, Class A,
ARM, 3.673%, 9/10/35 (1) 205,000 195
Ellington Financial Mortgage Trust, Series 2021-3, Class A1, CMO,
ARM, 1.241%, 9/25/66 (1) 301,631 258
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, CMO, ARM,
1M USD LIBOR + 0.85%, 3.294%, 3/25/50 (1) 88,559 83
FWD Securitization Trust, Series 2020-INV1, Class A3, CMO, ARM,
2.44%, 1/25/50 (1) 134,980 128
Galton Funding Mortgage Trust, Series 2018-1, Class A23, CMO,
ARM, 3.50%, 11/25/57 (1) 43,392 41
Galton Funding Mortgage Trust, Series 2018-2, Class A22, CMO,
ARM, 4.00%, 10/25/58 (1) 34,044 33
Galton Funding Mortgage Trust, Series 2019-H1, Class A3, CMO,
ARM, 2.964%, 10/25/59 (1) 338,341 333
Great Wolf Trust, Series 2019-WOLF, Class C, ARM, 1M USD
LIBOR + 1.633%, 4.024%, 12/15/36 (1) 425,000 409
GS Mortgage Securities Trust, Series 2013-GC16, Class B, ARM,
5.161%, 11/10/46  1,280,000 1,262
GS Mortgage-Backed Securities Trust, Series 2014-EB1A, Class
2A1, CMO, ARM, 1.945%, 7/25/44 (1) 7,084 7
GS Mortgage-Backed Securities Trust, Series 2020-INV1, Class
A14, CMO, ARM, 2.942%, 10/25/50 (1) 248,431 220
GS Mortgage-Backed Securities Trust, Series 2021-GR1, Class A4,
CMO, ARM, 2.50%, 11/25/51 (1) 399,344 328
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A4,
CMO, ARM, 2.50%, 2/25/52 (1) 410,397 341
Hundred Acre Wood Trust, Series 2021-INV1, Class A27, CMO,
ARM, 2.50%, 7/25/51 (1) 751,101 618
Hundred Acre Wood Trust, Series 2021-INV2, Class A27, CMO,
ARM, 2.50%, 10/25/51 (1) 238,374 196

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1, CMO,
ARM, 1.073%, 9/25/56 (1) 191,018 160
Independence Plaza Trust, Series 2018-INDP, Class C, 4.158%,
7/10/35 (1) 895,000 850
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (1) 190,000 188
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 102,066 92
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 118,181 111
JPMorgan Mortgage Trust, Series 2020-5, Class B2, CMO, ARM,
3.598%, 12/25/50 (1) 300,856 259
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.50%, 8/25/50 (1) 97,170 91
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A15, CMO,
ARM, 3.50%, 6/25/50 (1) 12,852 13
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50 (1) 30,070 29
JPMorgan Mortgage Trust, Series 2020-LTV1, Class B1A, CMO,
ARM, 3.27%, 6/25/50 (1) 311,220 284
Mill City Mortgage Loan Trust, Series 2017-2, Class A1, CMO,
ARM, 2.75%, 7/25/59 (1) 32,841 33
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-
C18, Class 300A, 3.749%, 8/15/31  255,000 241
New Economy Assets Phase 1 Sponsor, Series 2021-1, Class A1,
1.91%, 10/20/61 (1) 257,659 224
New Residential Mortgage Loan Trust, Series 2019-NQM5, Class
A1, CMO, ARM, 2.71%, 11/25/59 (1) 224,206 212
New Residential Mortgage Loan Trust, Series 2021-INV2, Class A4,
CMO, ARM, 2.50%, 9/25/51 (1) 319,808 263
OBX Trust, Series 2019-EXP2, Class 1A3, CMO, ARM, 4.00%,
6/25/59 (1) 88,084 83
OBX Trust, Series 2019-EXP3, Class 1A8, CMO, ARM, 3.50%,
10/25/59 (1) 57,486 55
OBX Trust, Series 2020-EXP1, Class 1A8, CMO, ARM, 3.50%,
2/25/60 (1) 259,311 241
OBX Trust, Series 2021-NQM3, Class A1, CMO, ARM, 1.054%,
7/25/61 (1) 285,099 235
Sequoia Mortgage Trust, Series 2013-4, Class B1, CMO, ARM,
3.445%, 4/25/43  191,580 184
Sequoia Mortgage Trust, Series 2017-5, Class B1, CMO, ARM,
3.804%, 8/25/47 (1) 248,258 227
Sequoia Mortgage Trust, Series 2017-CH2, Class A19, CMO,
ARM, 4.00%, 12/25/47 (1) 59,434 57
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, CMO, ARM,
3.50%, 3/25/48 (1) 17,433 16

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sequoia Mortgage Trust, Series 2018-CH2, Class A21, CMO,
ARM, 4.00%, 6/25/48 (1) 40,616 39
Sequoia Mortgage Trust, Series 2018-CH4, Class A2, CMO, ARM,
4.00%, 10/25/48 (1) 16,480 16
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (1) 19,219 19
SG Residential Mortgage Trust, Series 2022-1, Class A1, CMO,
ARM, 3.166%, 3/27/62 (1) 620,631 580
SMRT, Series 2022-MINI, Class C, ARM, 1M TSFR + 1.55%,
3.858%, 1/15/39 (1) 540,000 517
Structured Agency Credit Risk Debt Notes, Series 2021-DNA2,
Class M2, CMO, ARM, SOFR30A + 2.30%, 4.483%, 8/25/33 (1) 240,000 236
Structured Agency Credit Risk Debt Notes, Series 2021-DNA7,
Class M2, CMO, ARM, SOFR30A + 1.80%, 3.983%, 11/25/41 (1) 515,000 484
Structured Agency Credit Risk Debt Notes, Series 2022-DNA1,
Class M1B, CMO, ARM, SOFR30A + 1.85%, 4.033%, 1/25/42 (1) 495,000 475
Structured Agency Credit Risk Debt Notes, Series 2022-DNA2,
Class M1B, CMO, ARM, SOFR30A + 2.40%, 4.583%, 2/25/42 (1) 1,230,000 1,199
Structured Agency Credit Risk Debt Notes, Series 2022-DNA3,
Class M1A, CMO, ARM, SOFR30A + 2.00%, 4.183%, 4/25/42 (1) 798,709 803
Structured Agency Credit Risk Debt Notes, Series 2022-DNA5,
Class M1A, CMO, ARM, SOFR30A + 2.95%, 5.133%, 6/25/42 (1) 753,048 771
Toorak Mortgage, Series 2021-INV1, Class A1, CMO, ARM,
1.153%, 7/25/56 (1) 275,250 248
Towd Point Mortgage Trust, Series 2016-1, Class A3B, CMO, ARM,
3.00%, 2/25/55 (1) 4,104 4
Towd Point Mortgage Trust, Series 2017-1, Class A1, CMO, ARM,
2.75%, 10/25/56 (1) 28,922 29
Towd Point Mortgage Trust, Series 2017-2, Class A1, CMO, ARM,
2.75%, 4/25/57 (1) 10,333 10
Towd Point Mortgage Trust, Series 2017-5, Class A1, CMO, ARM,
1M USD LIBOR + 0.60%, 3.044%, 2/25/57 (1) 43,494 43
UWM Mortgage Trust, Series 2021-INV2, Class A15, CMO, ARM,
2.50%, 9/25/51 (1) 412,690 340
Verus Securitization Trust, Series 2019-4, Class A1, CMO, STEP,
2.642%, 11/25/59 (1) 54,734 54
Verus Securitization Trust, Series 2019-INV2, Class A2, CMO,
ARM, 3.117%, 7/25/59 (1) 229,889 229
Verus Securitization Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.889%, 3/25/60 (1) 100,000 97
Verus Securitization Trust, Series 2021-5, Class A2, CMO, ARM,
1.218%, 9/25/66 (1) 259,764 223
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class
B, 4.025%, 9/15/50  1,335,000 1,251
Wells Fargo Commercial Mortgage Trust, Series 2019-JWDR,
Class A, ARM, 2.584%, 9/15/31 (1) 245,000 220

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE, Class
C, ARM, 1M USD LIBOR + 1.80%, 4.191%, 2/15/40 (1) 299,977 281
Wells Fargo Mortgage Backed Securities Trust, Series 2021-RR1,
Class A17, CMO, ARM, 2.50%, 12/25/50 (1) 741,867 617
WFRBS Commercial Mortgage Trust, Series 2014-C22, Class AS,
ARM, 4.069%, 9/15/57  525,000 513
Worldwide Plaza Trust, Series 2017-WWP, Class A, 3.526%,
11/10/36 (1) 366,649 329
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$35,286) 32,771
PRIVATE INVESTMENT COMPANIES 6.2%
Blackstone Partners Offshore Fund (4)(8) 61,990 134,573
Total Private Investment Companies (Cost $97,777) 134,573
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 4.5%
U.S. Government Agency Obligations 3.2%
Federal Home Loan Mortgage
2.50%, 4/1/30  169,670 163
3.00%, 12/1/42 - 4/1/47  545,221 520
3.50%, 8/1/42 - 3/1/44  485,630 472
4.00%, 8/1/40 - 9/1/45  384,338 385
4.50%, 6/1/39 - 10/1/41  298,929 305
5.00%, 7/1/25 - 8/1/40  208,194 218
5.50%, 10/1/38  66,024 70
6.00%, 10/1/32 - 8/1/38  62,479 67
6.50%, 3/1/32 - 9/1/34  19,546 21
7.00%, 4/1/32 - 6/1/32  2,233 2
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.725%, 3.975%, 7/1/35  775 1
12M USD LIBOR + 1.785%, 2.035%, 2/1/37  1,196 1
12M USD LIBOR + 1.829%, 2.204%, 2/1/37  8,253 8
12M USD LIBOR + 1.842%, 2.091%, 1/1/37  6,054 6
12M USD LIBOR + 1.929%, 2.186%, 12/1/36  4,780 5
12M USD LIBOR + 2.03%, 2.275%, 11/1/36  7,629 8
12M USD LIBOR + 2.162%, 2.558%, 2/1/37  5,635 6
1Y CMT + 2.25%, 3.099%, 10/1/36  2,137 2
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  268,677 42
Federal Home Loan Mortgage, UMBS
1.50%, 4/1/37  378,868 341
2.00%, 3/1/42 - 5/1/52  8,682,339 7,494
2.50%, 3/1/42 - 5/1/52  6,328,861 5,671
3.00%, 5/1/31 - 12/1/50  1,068,570 1,022

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
3.50%, 11/1/47 - 11/1/50  835,796 808
4.00%, 12/1/49 - 2/1/50  601,593 593
4.50%, 5/1/50  61,969 62
Federal National Mortgage Assn.
3.00%, 6/1/33 - 8/1/46  103,177 97
3.50%, 6/1/42 - 5/1/46  797,509 772
4.00%, 11/1/40  296,541 293
Federal National Mortgage Assn., ARM, 12M USD LIBOR +
1.881%, 4.131%, 8/1/36  8,090 8
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32  1,329 —
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  1,753,659 1,546
2.00%, 4/1/42 - 3/1/52  11,431,086 9,867
2.50%, 8/1/30 - 3/1/52  10,237,983 9,291
3.00%, 1/1/27 - 4/1/51  9,504,791 9,011
3.50%, 2/1/35 - 1/1/52  5,592,864 5,427
4.00%, 11/1/40 - 12/1/49  3,461,372 3,448
4.50%, 7/1/39 - 5/1/50  2,067,812 2,101
5.00%, 9/1/23 - 12/1/47  471,265 492
5.50%, 12/1/34 - 9/1/41  502,761 535
6.00%, 3/1/33 - 1/1/41  446,602 479
6.50%, 7/1/32 - 5/1/40  149,631 160
7.00%, 1/1/31 - 7/1/32  2,609 2
UMBS, TBA (11)
2.00%, 9/1/52  3,260,000 2,804
2.50%, 9/1/52  2,100,000 1,875
4.00%, 9/1/52  165,000 161
4.50%, 9/1/52  1,835,000 1,824
5.00%, 9/1/52  2,560,000 2,583
71,069
U.S. Government Obligations 1.3%
Government National Mortgage Assn.
2.00%, 3/20/51 - 5/20/52  4,362,290 3,881
2.50%, 8/20/50 - 3/20/52  5,591,328 5,111
3.00%, 7/15/43 - 6/20/52  4,500,574 4,258
3.50%, 8/20/42 - 1/20/49  3,792,436 3,696
4.00%, 2/20/41 - 10/20/50  1,561,258 1,555
4.50%, 11/20/39 - 9/20/47  666,557 684
5.00%, 7/20/39 - 6/20/48  1,069,664 1,103
5.50%, 1/20/36 - 3/20/49  644,083 679
6.00%, 4/15/36 - 12/20/38  26,134 29
7.00%, 2/20/27 - 7/20/27  2,204 2
7.50%, 12/15/25 - 6/15/32  4,475 4
8.00%, 10/20/25  150 —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  71,268 69

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
3.50%, 10/20/50  250,000 233
Government National Mortgage Assn., CMO, IO
3.50%, 5/20/43  57,539 9
4.00%, 5/20/37 - 2/20/43  63,629 6
4.50%, 12/20/39  69 —
Government National Mortgage Assn., TBA (11)
2.00%, 9/20/51  500,000 442
3.00%, 9/20/52  975,000 915
4.00%, 10/20/52  75,000 74
4.50%, 9/20/52  1,105,000 1,105
5.00%, 9/20/52  2,440,000 2,472
5.50%, 9/20/52  1,280,000 1,312
27,639
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $104,549) 98,708
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 6.2%
U.S. Treasury Obligations 6.2%
U.S. Treasury Bonds, 1.875%, 11/15/51  1,275,600 929
U.S. Treasury Bonds, 2.25%, 2/15/52 (12) 10,830,000 8,654
U.S. Treasury Bonds, 2.375%, 2/15/42  7,850,000 6,509
U.S. Treasury Bonds, 2.875%, 5/15/52  8,170,700 7,532
U.S. Treasury Bonds, 3.00%, 8/15/52  9,160,000 8,685
U.S. Treasury Bonds, 3.25%, 5/15/42  10,070,000 9,633
U.S. Treasury Notes, 0.25%, 3/15/24  7,545,400 7,181
U.S. Treasury Notes, 0.25%, 5/15/24  1,530,000 1,449
U.S. Treasury Notes, 0.25%, 6/15/24  3,300,000 3,116
U.S. Treasury Notes, 0.375%, 7/15/24  4,530,000 4,278
U.S. Treasury Notes, 0.375%, 9/15/24  7,725,000 7,254
U.S. Treasury Notes, 0.625%, 10/15/24  7,565,000 7,126
U.S. Treasury Notes, 1.00%, 12/15/24  4,930,000 4,662
U.S. Treasury Notes, 1.125%, 1/15/25  11,995,000 11,352
U.S. Treasury Notes, 1.75%, 3/15/25  3,745,000 3,588
U.S. Treasury Notes, 2.625%, 5/31/27  2,070,000 2,005
U.S. Treasury Notes, 2.75%, 7/31/27  10,560,000 10,276
U.S. Treasury Notes, 3.00%, 7/15/25 (12) 25,260,000 24,925
U.S. Treasury Notes, 3.25%, 6/30/27  7,450,000 7,413
136,567
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $143,292) 136,567

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 6.2%
Money Market Funds 6.2%
T. Rowe Price Treasury Reserve Fund, 2.37% (2)(13) 135,152,246 135,152
Total Short-Term Investments (Cost $135,152) 135,152
SECURITIES LENDING COLLATERAL 0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 2.36% (2)(13) 5,359,038 5,359
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 5,359
Total Securities Lending Collateral (Cost $5,359) 5,359
Total Investments in Securities 100.9%
(Cost $2,042,548) $ 2,203,606
Other Assets Less Liabilities (0.9)% (20,013)
Net Assets 100.0% $ 2,183,593
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$70,931 and represents 3.2% of net assets.
(2) Affiliated Companies
(3) SEC 30-day yield
(4) Non-income producing
(5) All or a portion of this security is pledged to cover or as collateral for written call options at August 31, 2022.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$5,138 and represents 0.2% of net assets.
(7) All or a portion of this security is on loan at August 31, 2022.
(8) Level 3 in fair value hierarchy.
(9) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.

T. ROWE PRICE Spectrum Conservative Allocation Fund

.
.
.
.
.
.
.
.
.
.
(10) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(11) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $15,567 and represents 0.7% of net assets.
(12) At August 31, 2022, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(13) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DKK Danish Krone
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
ISK Iceland Krona
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)

T. ROWE PRICE Spectrum Conservative Allocation Fund

.
.
.
.
.
.
.
.
.
.
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.1)%
Exchange-Traded Options Written (0.1)%
Description Contracts
Notional
Amount $ Value
S&P 500 Index, Call, 10/21/22 @ $4,025.00 162 64,071 (1,641)
Total Options Written (Premiums $(2,043)) $ (1,641)

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
JPMorgan Chase, Protection Sold
(Relevant Credit: Barclays Bank, A*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24 (EUR) * 113 — 1 (1)
Total Bilateral Credit Default Swaps, Protection Sold 1 (1)
Total Bilateral Swaps 1 (1)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Protection Sold (Relevant Credit: Republic
of Indonesia, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
6/21/27 * 2,190 (13) 6 (19)
Protection Sold (Relevant Credit: United
Mexican States, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
6/21/27 * 5,438 (135) (23) (112)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (131)
Total Centrally Cleared Swaps (131)
Net payments (receipts) of variation margin to date 125
Variation margin receivable (payable) on centrally cleared swaps $ (6)
* Credit ratings as of August 31, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
HSBC Bank 11/25/22 USD 354 EUR 343 $ 8
State Street 11/25/22 USD 349 EUR 338 7
UBS Investment Bank 11/25/22 USD 707 EUR 684 16
Net unrealized gain (loss) on open forward
currency exchange contracts $ 31

T. ROWE PRICE Spectrum Conservative Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 53 MSCI EAFE Index contracts 9/22 (4,842) $ 195
Long, 104 S&P 500 E-Mini Index contracts 9/22 20,574 (1,212)
Long, 42 U.S. Treasury Long Bond contracts 12/22 5,705 (2)
Short, 72 U.S. Treasury Notes five year contracts 12/22 (7,979) (6)
Long, 273 U.S. Treasury Notes ten year contracts 12/22 31,915 (100)
Short, 39 U.S. Treasury Notes two year contracts 12/22 (8,125) 12
Long, 24 Ultra U.S. Treasury Bonds contracts 12/22 3,588 43
Long, 141 Ultra U.S. Treasury Notes ten year
contracts 12/22 17,651 (35)
Net payments (receipts) of variation margin to date 855
Variation margin receivable (payable) on open futures contracts $ (250)

T. ROWE PRICE Spectrum Conservative Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Global Bond Fund - I
Class, 5.02%  $ 59 $ 552 $ 1,007
T. Rowe Price Inflation Protected Bond Fund - I
Class, 16.00%  — — —
T. Rowe Price Institutional Emerging Markets
Bond Fund, 6.48%  — (7,853) 1,509
T. Rowe Price Institutional Emerging Markets
Equity Fund  — (4,331) —
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class, 5.89%  (1,135) 907 944
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 7.44%  (892) (4,164) 1,542
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 2.44%  (574) (3,265) 674
T. Rowe Price Limited Duration Inflation Focused
Bond Fund - I Class, 14.81%  (771) 479 —
T. Rowe Price Multi-Strategy Total Return Fund - I
Class  — 414 1
T. Rowe Price Real Assets Fund - I Class  — (4,246) —
T. Rowe Price U.S. Large-Cap Core Fund  — (771) —
T. Rowe Price U.S. Treasury Long-Term Index
Fund - I Class, 3.32%  — (1,803) 290
T. Rowe Price Government Reserve Fund, 2.36% — — —++
T. Rowe Price Treasury Reserve Fund, 2.37% — — 571
Totals $ (3,313)# $ (24,081) $ 6,538+

T. ROWE PRICE Spectrum Conservative Allocation Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
08/31/22
T. Rowe Price Dynamic Global
Bond Fund - I Class, 5.02%  $ 137,753 $ 996 $ 1,941 $ 137,360
T. Rowe Price Inflation
Protected Bond Fund - I Class,
16.00%  8 — — 8
T. Rowe Price Institutional
Emerging Markets Bond Fund,
6.48%  108,448 10,093 — 110,688
T. Rowe Price Institutional
Emerging Markets Equity Fund  65,809 — — 61,478
T. Rowe Price Institutional
Floating Rate Fund - Institutional
Class, 5.89%  76,589 925 13,640 64,781
T. Rowe Price Institutional High
Yield Fund - Institutional Class,
7.44%  107,820 1,509 7,170 97,994
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 2.44%  133,480 668 4,324 126,559
T. Rowe Price Limited Duration
Inflation Focused Bond Fund - I
Class, 14.81%  28,820 — 29,221 78
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  99,410 — — 99,824
T. Rowe Price Real Assets Fund
- I Class  38,384 5,281 — 39,419
T. Rowe Price U.S. Large-Cap
Core Fund  — 22,350 — 21,579
T. Rowe Price U.S. Treasury
Long-Term Index Fund - I Class,
3.32%  41,763 1,632 — 41,592
T. Rowe Price Government
Reserve Fund, 2.36% 7,624  ¤  ¤ 5,359
T. Rowe Price Treasury Reserve
Fund, 2.37% 117,051  ¤  ¤ 135,152
Total $ 941,871^

T. ROWE PRICE Spectrum Conservative Allocation Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $6,538 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,009,134.

T. ROWE PRICE Spectrum Conservative Allocation Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Spectrum Conservative Allocation Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial

T. ROWE PRICE Spectrum Conservative Allocation Fund

instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Spectrum Conservative Allocation Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Committee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value

T. ROWE PRICE Spectrum Conservative Allocation Fund

determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 419,671 $ — $ 419,671
Bond Mutual Funds 579,060 — — 579,060
Common Stocks 531,126 170,966 1,340 703,432
Convertible Preferred Stocks — 266 3,793 4,059
Equity Mutual Funds 222,300 — — 222,300
Private Investment Companies — — 134,573 134,573
Short-Term Investments 135,152 — — 135,152
Securities Lending Collateral 5,359 — — 5,359
Total Securities 1,472,997 590,903 139,706 2,203,606
Swaps — — — —
Forward Currency Exchange
Contracts — 31 — 31
Futures Contracts* 250 — — 250
Total $ 1,473,247 $ 590,934 $ 139,706 $ 2,203,887
Liabilities
Options Written $ — $ 1,641 $ — $ 1,641
Swaps* — 131 — 131
Futures Contracts* 1,355 — — 1,355
Total $ 1,355 $ 1,772 $ — $ 3,127

T. ROWE PRICE Spectrum Conservative Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
August 31, 2022. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at August 31, 2022, totaled $2,712,000 for the period ended
August 31, 2022.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government &
Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
5/31/22
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
8/31/22
Investment in Securities
Common Stocks $ 1,106 $ 234 $ — $ — $ 1,340
Convertible Preferred Stocks 3,848 (96) 41 — 3,793
Private Investment Companies 163,203 3,370 — (32,000) 134,573
Total $ 168,157 $ 3,508 $ 41 $ (32,000) $ 139,706
Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stock
$ 1,340 Recent
comparable
transaction
price(s)
—# —# —# —#

T. ROWE PRICE Spectrum Conservative Allocation Fund

Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount for
uncertainty
3%
– 100%
9% Decrease
Market
comparable
Enterprise
value to sales
multiple
2.8x
– 14.7x
9.9x Increase
Sales growth
rate
35%
– 75%
45% Increase
Projected
enterprise
value to
EBITDA
multiple
14.0x 14.0x Increase
Enterprise
value to gross
profit multiple
6.0x
–18.9x
13.8x Increase
Gross profit
growth rate
38%
- 54%
43% Increase
Enterprise
value to
EBITDA
multiple
10.1x 10.1x Increase
Price-to-
earnings
multiple
7.1x
– 19.9x
12.8x Increase
Price-to-
earnings
growth rate
(42%) (42%) Increase
Probability
for alternate
outcome
20%
- 40%
30% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#

T. ROWE PRICE Spectrum Conservative Allocation Fund

Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Risk-free rate 3% 3% Increase
Volatility 38%
- 41%
39% Increase
Discount
for lack of
marketability
10% 10% Decrease
Expected
present value
Discount rate
for cost of
equity
13% 13% Decrease
Convertible
Preferred
Stocks
$ 3,793 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
1.5x
– 16.8x
6.9x Increase
Sales growth
rate
25%
- 266%
47% Increase
Enterprise
value to gross
profit multiple
2.3x
– 23.2x
12.2x Increase
Gross profit
growth rate
29%
- 66%
50% Increase
Enterprise
value to
EBITDA
multiple
21.0x 21.0x Increase
Projected
enterprise
value to
EBITDA
multiple
4.3x 4.3x Increase
Enterprise
value to gross
merchandise
value multiple
0.4x
– 0.5x
0.5x Increase

T. ROWE PRICE Spectrum Conservative Allocation Fund

+ Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Gross
merchandise
value growth
rate
40% 40% Increase
Discount rate
for cost of
capital
30% 30% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Private
Investment
Companies
$ 134,573 Rollforward of
Investee NAV
Estimated
return
1.36% 1.36% Increase

T. ROWE PRICE Spectrum Conservative Allocation Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F101-054Q1 08/22